Deferred Expenses and Non-Current Investments (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Expenses and Non-Current Investments [Abstract]
Schedule of deferred expenses and non-current investments
	December 31
	2016	2017
	NIS	NIS

Deferred expenses (A)	337	314
Customer acquisition asset, net	-	115
Deposit used as collateral against hedging transactions (B)	58	67
Bank deposit for loans to Company employees (C)	47	51
Investments in equity-accounted investees	18	11
Other investments	5	-

	465	558

A.	Transactions for acquiring an indefeasible right of use (IRU) of seabed cable capacities are accounted for as service transactions. Under the contract, Bezeq International has the right of use for capacities until 2022 with an option for an extension until 2027. The amount of the prepaid expense is amortized on a straight line until 2027.

B.	A deposit used as collateral for hedging transactions is payable in two increments in December 2019 and December 2020.

C.	A bank deposit for loans to the Bezeq Group employees without a repayment date.